Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions (Detail) - USD ($)
$ in Millions
	Jun. 30, 2018	Jun. 30, 2017
Provisions [abstract]
Employee benefits	$ 1,232	$ 1,177
Restructuring	8	10
Post-retirement employee benefits	449	438
Total provisions	1,689	1,625
Current	1,148	1,062
Non-current	$ 541	$ 563